Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Industrial Processes) (Detail) - Industrial Processes (formerly part of Pemex Industrial Transformation)
$ in Thousands
9 Months Ended
Sep. 30, 2025 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ 2,797,840
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	10,079,316
Cosoleacaque Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	1,556,155
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	1,098,350
Pajaritos Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	128,312
Cangrejera Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(41,232)
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(292,125)
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(459,926)
Madero Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(596,357)
Salina Cruz Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	(2,829,938)
Cadereyta Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment (impairment)	$ (5,844,715)